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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Magten Asset Management Corp.
Address: 35 East 21st Street
         New York, New York  10010

Form 13F File Number: 28-3508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Talton R. Embry
Title:   Managing Director
Phone:   (212) 529-6600

Signature, Place, and Date of Signing:

    /s/ Talton R. Embry   New York, New York   May 15, 2000
    ____________________  ___________________  _________________
         [Signature]         [City, State]       [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     $149,186
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Talton R. Embry


























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
                                                   Form 13F INFORMATION TABLE

ITEM 1:               ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:        ITEM 6           ITEM 7            ITEM 8:
NAME OF ISSUER        TITLE OF      CUSIP       FAIR MARKET  SHARES OR      INVESTMENT       OTHER         VOTING AUTHORITY
                      CLASS         NUMBER      VALUE        PRINC. AMT.    DISCRETION       MANAGERS  SOLE   SHARED       NONE
                                                                         SOLE SHARED OTHER

AMERICAN REAL ESTATE  COMMON STOCK   29169109   1,392,023      168,730         X                              39630        129100
PARTNERS, L.P.

AMERICAN RETIREMENT   CONVERTIBLE   028913AA9   3,246,750    4,995,000         X                            3645000       1350000
5.75 CV 10/01/02

ASSISTED LIVING       CONVERTIBLE   04543LAE9     881,250    1,500,000         X                             750000        750000
5.625% CV 5/1/03

ALTERNATE LIVING SVS  CONVERTIBLE   02145KAB3   6,330,313   11,750,000         X                            6925000       4825000
5.25% CV 12/15/02

ANACOMP INC.          COMMON STOCK   32371106  66,409,685    4,267,289         X                            3329346        937943
NEW COMMON STOCK

ATLANTIC RICHFIELD    COMMON STOCK   48825103     425,000        5,000         X                               5000
COMMON STOCK

ATLANTIC REALTY       COMMON STOCK   48798102   1,541,625      205,550         X                              68650        136900
TRUST

ALZA CORP.            COMMON STOCK   22615108     826,375       22,000         X                              22000

BCE INC               COMMON STOCK  05534B109     501,750        4,000         X                               4000

BESTEL S.A.
WARRANTS              COMMON STOCK  08658T112     600,000        5,000         X                               1700          3300

BRISTOL-MYERS SQUIBB
                      COMMON STOCK  110122108     220,400        3,800         X                               3800
BOC GROUP PLC
                      COMMON STOCK                586,050       30,000         X                              30000
BANYAN STRATEGIC
REALTY TRUST          COMMON STOCK  06683M102   3,956,400      753,600         X                             312100        441500

ADVANTICA RESTAURANT
GROUP                 COMMON STOCK  00758B109     166,446      110,964         X                                           110964

DELTA & PINE LAND CO
MAY CALL $15          COMMON STOCK                225,750          430         X                                430



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ENSTAR GROUP
COMMON STOCK          COMMON STOCK  29358R107     492,863       33,700         X                              33700

ELDERTRUST
W/RIGHTS              COMMON STOCK  284560109     592,494      201,700         X                              63000        138700

EVEREST MEDICAL CORP
                      COMMON STOCK  299806109     229,237       48,580         X                              48580
AIRLEASE LTD L.P
                      COMMON STOCK    9366105   1,846,531      159,700         X                              30300        129400
FIRST SECURITY CORP
                      COMMON STOCK  336294103     300,000       25,000         X                              25000
FIRST UNION REIT
                      COMMON STOCK  337400105  12,673,788    4,608,650         X                            2511750       2096900
HORIZON GROUP
PROPERTIES INC.       COMMON STOCK  44041U102     604,839      138,249         X                              97663         40586

HVIDE MARINE INC.
COMMON STOCK          COMMON STOCK  44851M109   7,717,513      588,001         X                             297267        290734

INTERMEDIA
COMMUNICATIONS        COMMON STOCK  458801107     628,787       13,015         X                              13015

IMPERIAL PARKING
CORP                  COMMON STOCK  453077109   2,944,843      225,443         X                             120598        104845

JACKPOT ENTERPRISES
INC.                  COMMON STOCK  466392107     545,300       32,800         X                              32800

JPS INDUSTRIES
COMMON STOCK          COMMON STOCK  46624E405   6,296,735    1,799,067         X                            1079656        719411

LORAL SPACE & COMM.
$3.00 CV PFD          PREFERRED     G56462149   1,705,600       53,300         X                              37300         16000

NEWBRIDGE NETWORKS
CORP                  COMMON STOCK  650901101     324,375       10,000         X                              10000

PERINI CORP.
2.125 CV PFD          PREFERRED     713839306     508,000       25,400         X                              25400

PHYCOR INC
4.50% CV DEB 2/15/03  CONVERTIBLE   71940FAB6   2,523,875    6,100,000         X                            3525000       2575000

PREMIERE TECH
5.75% CV 7/01/04      CONVERTIBLE   74058FAC6   4,899,856    7,495,000         X                            4495000       3000000

PRISON REALTY CP
8% PFD SERIES A       PREFERRED     74264N204     837,000       83,700         X                              64600         19100

QUADRAMED CORP


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CONV 5.25% 5/1/05     CONVERTIBLE   74730WAC5   8,640,125   20,450,000         X                            120000~       8450000

SUNRISE ASS'T LIVING
5.5% CV 6/15/02       CONVERTIBLE   86768KAC0   1,173,750    1,500,000         X                             900000        600000

SUNBEAM CORP.
0% SR SUB CV 3/25/18  CONVERTIBLE   867071AA0   3,668,585   21,902,000         X                            157520~       6150000

TELEFONICA DE PERU
SPON ADR              COMMON STOCK  879384105     255,000       15,000         X                              15000

TNP ENTERPRISES INC
COMMON STOCK          COMMON STOCK  872594106     372,406        8,500         X                               8500

TELESUDESTE CELULAR
PART-ADR              COMMON STOCK  879252104     399,500        8,000         X                               8000

MEDIAONE GROUP INC
                      COMMON STOCK  58440J104     567,000        7,000         X                               7000
VENTAS INC.
                      COMMON STOCK  92276F100   1,127,741      340,450         X                             118550        221900

GRAND TOTAL:                                  149,185,560
                                              ===========
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